ORIX Corporation Shareholders' Equity (Tables)	9 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Information about ORIX Corporation Shareholders’ Equity for the nine months ended December 31, 2020 and 2021 are as follows:

(1)	Dividend payments

	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Resolution	The board of directors on May 21, 2020	The board of directors on May 20, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥51,493 million	¥52,438 million
Dividend per share	¥41.00	¥43.00
Date of record for dividend	March 31, 2020	March 31, 2021
Effective date for dividend	June 18, 2020	June 7, 2021
Dividend resource	Retained earnings	Retained earnings

Resolution	The board of directors on November 2, 2020	The board of directors on November 4, 2021
Type of shares	Common stock	Common stock
Total dividends paid	¥43,670 million	¥46,957 million
Dividend per share	¥35.00	¥39.00
Date of record for dividend	September 30, 2020	September 30, 2021
Effective date for dividend	December 9, 2020	December 9, 2021
Dividend resource	Retained earnings	Retained earnings
Total dividends paid by resolution of the board of directors on May 21, 2020 include ¥60 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2020. Total dividends paid by resolution of the board of directors on May 20, 2021 include ¥92 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2021.
Total dividends paid by resolution of the board of directors on November 2, 2020 include ¥76 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2020. Total dividends paid by resolution of the board of directors on November 4, 2021 include ¥83 million of dividends paid to the Board Incentive Plan Trust for the nine months ended December 31, 2021.

(2)
There were no applicable dividends for which the date of record was during the nine months ended December 31, 2020 and 2021, and for which the effective date was after December 31, 2020 and 2021, for each respective period.